UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7482

        Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.4% (12.2% of Total Investments)
$ 1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	5/09 at 102.00	A	$1,085,797
	Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	239,502
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	AAA	1,325,763
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,161,865
	Morris University, Series 2006A, 4.750%, 2/15/26
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/08 at 102.00	BB+	3,047,940
	Immaculata College, Series 1998, 5.625%, 10/15/27
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,675,145
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	822,961
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University,
	Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	AAA	1,843,463
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	1,459,634
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	AAA	1,081,210
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	AAA	3,236,868
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,545,107
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	Aaa	2,655,275
	Series 2005, 5.000%, 8/15/25 – MBIA Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	4,321,358
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,308,695
	2006, 4.750%, 5/01/31
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	5/08 at 101.00	Aaa	1,024,630
	Series 1998, 5.250%, 5/01/23 – MBIA Insured
2,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University,	6/10 at 100.00	AA	2,220,204
	Series 2000, 6.000%, 6/01/29 – RAAI Insured
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	3,216,720
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,900,129
	University, Series 2002, 5.000%, 1/01/32
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,103,060
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	1,408,302
	2003, 5.500%, 1/01/24 – RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	AAA	1,024,590
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – XLCA Insured
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	486,840
	Charter High School, Series 2006A, 5.250%, 1/01/27
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aaa	1,652,115
	Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured
2,270	Swarthmore Boro Authority, Pennsylvania, College Revenue Bonds, Swarthmore College, Series	9/16 at 100.00	Aaa	2,413,237
	2006A, 5.000%, 9/15/30
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	808,928
	Bucknell University, Series 2002A, 5.250%, 4/01/19
10	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds,	6/07 at 100.00	N/R	10,032
	College of Misericordia, Series 1992B, 7.750%, 12/01/12

42,825	Total Education and Civic Organizations			45,079,370

	Health Care – 15.7% (9.9% of Total Investments)
1,455	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,497,311
	General Hospital, Series 2005A, 5.125%, 4/01/35
14,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	4/07 at 102.00	AAA	14,297,076
	Pittsburgh Medical Center System, Series 1997A, 5.625%, 4/01/27 – MBIA Insured
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,307,379
	2002, 5.250%, 11/01/16 – AMBAC Insured
800	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	784,992
	General Hospital Project, Series 2007B, 4.500%, 3/15/36
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BBB	5,402,250
	Hospital Project, Series 2002, 5.900%, 11/15/28
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,328,300
	Series 2004A, 5.500%, 11/01/24
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Children’s Hospital of Philadelphia, Series 2007:
1,500	4.500%, 7/01/33	7/17 at 100.00	AA	1,464,885
1,500	4.500%, 7/01/37	7/17 at 100.00	AA	1,459,995
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and
	Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	7/08 at 100.00	BB+	2,005,560
2,000	5.625%, 7/01/24	7/08 at 100.00	BB+	2,005,920
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 – AMBAC Insured	7/12 at 100.00	AAA	1,810,024
1,200	5.250%, 7/01/15 – AMBAC Insured	7/12 at 100.00	AAA	1,274,736
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	495,154
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	344,728
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,082,528
	Series 2004B, 5.375%, 11/15/34

35,455	Total Health Care			36,560,838

	Housing/Multifamily – 5.3% (3.4% of Total Investments)
3,830	Bucks County Redevelopment Authority, Pennsylvania, Section 8 Assisted Second Lien Multifamily	8/07 at 100.00	Baa2	3,834,941
	Mortgage Revenue Bonds, Country Commons Apartments, Series 1993A, 6.200%, 8/01/14
	(Alternative Minimum Tax)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	4/12 at 100.00	AAA	2,071,940
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – XLCA Insured	7/15 at 100.00	AAA	2,172,301
3,400	5.000%, 7/01/37 – XLCA Insured	7/15 at 100.00	AAA	3,567,280
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	774,617
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

12,005	Total Housing/Multifamily			12,421,079

	Housing/Single Family – 5.7% (3.6% of Total Investments)
1,025	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	1,060,434
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	4,036,840
	4.900%, 10/01/37 (Alternative Minimum Tax)
300	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1998-62A,	6/08 at 101.50	AA+	307,392
	5.500%, 10/01/22 (Alternative Minimum Tax)
1,410	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	1,443,008
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,300	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,394,248
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,345,217
	4.600%, 10/01/27 (Alternative Minimum Tax)
	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A:
845	6.150%, 10/01/16 (Alternative Minimum Tax)	4/07 at 102.00	AAA	852,833
765	6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	781,057

13,000	Total Housing/Single Family			13,221,029

	Industrials – 3.1% (1.9% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/07 at 100.00	BB–	1,999,920
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	2,141,640
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AAA	2,990,378
	2002, 5.500%, 7/01/17 – AMBAC Insured

6,750	Total Industrials			7,131,938

	Long-Term Care – 5.1% (3.2% of Total Investments)
1,225	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	1,259,680
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,032,540
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A+	1,632,139
620	5.000%, 11/01/36	11/16 at 100.00	A+	645,612
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	8/07 at 100.00	AA	1,001,700
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	AA	2,123,380
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/08 at 100.00	BB+	1,202,251
	Services Inc., Series 1998A, 5.250%, 6/01/28
	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities
	Revenue Bonds, Paul’s Run, Series 1998A:
1,350	5.750%, 5/15/18	5/08 at 102.00	N/R	1,374,179
1,650	5.875%, 5/15/28	5/08 at 102.00	N/R	1,683,776

11,640	Total Long-Term Care			11,955,257

	Materials – 2.7% (1.7% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,209,254
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	528,695
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	4,683,960
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

6,190	Total Materials			6,421,909

	Tax Obligation/General – 23.7% (14.9% of Total Investments)
2,120	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,237,596
	5.000%, 5/15/23 – MBIA Insured
2,315	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	2,478,740
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – FSA Insured	5/16 at 75.56	AAA	882,543
2,750	0.000%, 11/01/22 – FSA Insured	5/16 at 73.64	AAA	1,351,515
2,750	0.000%, 5/01/23 – FSA Insured	5/16 at 71.71	AAA	1,311,503
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,053,220
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aaa	2,257,763
	Series 2006, 5.000%, 5/15/24 – FSA Insured
10,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	9,932,500
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
	Pennsylvania, General Obligation Bonds, Second Series 2005:
2,000	5.000%, 1/01/18	1/16 at 100.00	AA	2,159,380
1,900	5.000%, 1/01/19	1/16 at 100.00	AA	2,044,115
3,200	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	3,471,200
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,985,390
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	2,247,984
	0.000%, 1/15/32 – FGIC Insured
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
2,930	5.000%, 2/01/20 – FGIC Insured	2/13 at 100.00	Aaa	3,113,125
1,955	5.000%, 2/01/21 – FGIC Insured	2/13 at 100.00	Aaa	2,077,188
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	AAA	390,262
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	AAA	528,372
2,550	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aaa	2,486,837
	District, Series 2003, 4.000%, 5/01/21 – FSA Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,620,714
	Series 2001A, 5.000%, 4/01/19 – FSA Insured
8,900	West Chester Area School District, Chester and Delaware Counties, Pennsylvania, General	8/16 at 100.00	Aaa	8,963,991
	Obligation Bonds, Series 2006A, 4.500%, 2/15/26 – FSA Insured (UB)
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,515,850
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

61,430	Total Tax Obligation/General			55,109,788

	Tax Obligation/Limited – 13.6% (8.6% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	1,575,390
	2005, 5.000%, 1/15/36 – FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series 2006:
6,780	4.750%, 12/01/30 – AMBAC Insured (UB)	12/16 at 100.00	AAA	6,999,943
7,625	4.750%, 12/01/31 – AMBAC Insured (UB)	12/16 at 100.00	AAA	7,866,331
1,700	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,887,697
	7/15/16 – FSA Insured
7,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	7,502,893
	11/15/17 – FSA Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	945,446
	0.000%, 7/01/32 – FGIC Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	2,762,912
	5.500%, 7/01/19 – MBIA Insured
	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, Series 2003:
1,000	5.375%, 2/15/20 – FGIC Insured	2/13 at 100.00	Aaa	1,081,370
1,000	5.500%, 2/15/22 – FGIC Insured	2/13 at 100.00	Aaa	1,083,780

31,905	Total Tax Obligation/Limited			31,705,762

	Transportation – 20.0% (12.6% of Total Investments)
2,300	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	1/08 at 101.00	AAA	2,342,688
	Airport, Series 1997A, 5.250%, 1/01/16 – MBIA Insured (Alternative Minimum Tax)
650	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	693,219
	Series 2003, 5.250%, 7/01/17
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,990,494
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	3,754,000
	AMBAC Insured
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AAA	2,863,714
	AMBAC Insured
3,250	Philadelphia Airport System, Pennsylvania, Airport Revenue Bonds, Series 2005A, 4.750%,	6/15 at 100.00	AAA	3,289,455
	6/15/35 – MBIA Insured (Alternative Minimum Tax)
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	10,476,200
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
6,525	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	6/07 at 100.00	Aaa	6,532,504
	Bonds, Series 2001A, 5.350%, 12/01/26 – AMBAC Insured
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AAA	2,127,860
	5.000%, 12/01/23 – FGIC Insured
2,355	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	AAA	2,485,090
	5.000%, 9/15/33 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Aaa	6,948,436
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured

44,635	Total Transportation			46,503,660

	U.S. Guaranteed – 22.0% (13.9% of Total Investments) (4)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	1,813,209
	5.500%, 12/01/30 (Pre-refunded 12/01/10) – MBIA Insured
	Butler County, Pennsylvania, General Obligation Bonds, Series 2003:
1,000	5.250%, 7/15/21 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AAA	1,085,940
1,200	5.250%, 7/15/23 (Pre-refunded 7/15/13) – FGIC Insured	7/13 at 100.00	AAA	1,303,128
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	AAA	2,251,307
	(Pre-refunded 11/15/10) – AMBAC Insured
2,425	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	2,633,332
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 9/01/20 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	Aaa	1,068,240
2,000	5.000%, 9/01/22 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	Aaa	2,136,480
2,270	5.000%, 9/01/23 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	Aaa	2,424,905
2,600	5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	Aaa	2,777,424
1,110	North Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,209,278
	2005, 5.000%, 12/15/20 (Pre-refunded 12/15/15) – FSA Insured
1,140	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,294,630
	1976, 7.625%, 7/01/15 (ETM)
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	1,591,605
	2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – MBIA Insured
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	4,156,287
	University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)
2,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	2,181,020
	5.250%, 12/01/18 (Pre-refunded 12/01/13) – MBIA Insured
5,750	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Second Series 1999,	7/09 at 101.00	AAA	5,973,560
	5.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
1,000	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	1,070,150
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,508,570
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,336,700
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
640	5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	697,299
865	5.250%, 11/01/22 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	942,443
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+ (4)	2,731,550
	College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)
1,520	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	1,869,615
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,	4/14 at 100.00	AAA	1,092,600
	Series 2003A, 5.250%, 4/01/19 (Pre-refunded 4/01/14) – MBIA Insured

47,020	Total U.S. Guaranteed			51,149,272

	Utilities – 12.0% (7.5% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,164,926
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
8,000	Beaver County Industrial Development Authority, Pennsylvania, Exempt Facilities Revenue Bonds,	6/08 at 102.00	AAA	8,262,320
	Shippingport Project, Series 1998A, 5.375%, 6/01/28 – AMBAC Insured (Alternative Minimum Tax)
2,735	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,848,940
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	5/07 at 102.00	AAA	7,753,565
	Bonds, Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	6/12 at 101.00	Baa1	2,118,160
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,203,127
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
1,530	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	1,658,612
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 –
	MBIA Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	733,313
	5.000%, 9/01/26 – FSA Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	1,084,840
	2003, 5.375%, 7/01/19 – FSA Insured

26,830	Total Utilities			27,827,803

	Water and Sewer – 10.4% (6.6% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	324,596
	5.500%, 12/01/30 – MBIA Insured
2,500	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,672,975
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,234,880
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – FGIC Insured (Alternative
	Minimum Tax)
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,745,686
	Bonds, Series 2004, 5.250%, 5/01/23 – MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,131,800
	2004, 5.000%, 7/15/22 – FSA Insured
1,315	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,398,752
	4/01/21 – MBIA Insured
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	7/10 at 100.00	AAA	3,563,347
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30 –
	MBIA Insured (Alternative Minimum Tax)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	Aaa	1,206,257
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	Aaa	2,679,318
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,119,800
	7/01/23 – FSA Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,100,520
	12/01/34 – FSA Insured

22,770	Total Water and Sewer			24,177,931

$ 362,455	Total Investments (cost $353,434,869) – 158.7%			369,265,636

	Floating Rate Obligations – (9.5)%			(22,190,000)

	Other Assets Less Liabilities – 1.6%			3,637,220

	Preferred Shares, at Liquidation Value – (50.8)%			(118,100,000)

	Net Assets Applicable to Common Shares – 100%			$232,612,856

Forward Swaps outstanding at March 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$4,500,000	Receive	3-Month USD-LIBOR	5.073%	Semi-Annually	12/01/07	6/01/32	$185,365

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions, and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At March 31, 2007, the cost of investments was $331,056,557.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$16,357,902
Depreciation	(332,641)

Net unrealized appreciation (depreciation) of investments	$16,025,261

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.